Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	000-53646
Entity Registrant Name	GROWN ROGUE INTERNATIONAL INC.
Entity Central Index Key	0001463000
Entity Tax Identification Number	98-1463866
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	550 Airport Road
Entity Address, City or Town	Medford
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97504
City Area Code	458
Local Phone Number	226-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false